PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Successors [Member]
Multiemployer Plan [Line Items]
Depreciation expense		$ 33.0	$ 105.0	$ 72.2
Predecessors [Member]
Multiemployer Plan [Line Items]
Depreciation expense	$ 17.3